CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]
21.	CONTINGENCIES

Registration rights agreement

In connection with its private placement, the Company entered into a registration rights agreement pursuant to which it agreed to use its best efforts to file within 60 days of the date after which the Company would no longer accept funds for the purchase of preferred shares (such 60-day deadline, the "Filing Deadline") a registration statement with the SEC to register the sale by the Company of its ordinary shares by means of a firm commitment underwritten offering and to register for resale (i) the ordinary shares underlying the preferred shares issued in the private placement, (ii) the 15,000,000 shares held in the Make-Good Escrow, (iii) 37,177,323 ordinary shares held by certain of its founding shareholders which are not part of the Make-Good Escrow and (iv) the 500,000 shares issued to its placement agent pursuant to the Merger Agreement. If the registration statement covering these securities is not filed by the Filing Deadline or not declared effective by the SEC within 180 days of the Filing Deadline (such 180-day deadline, the ‘‘Effectiveness Deadline’’), subject to certain exceptions, liquidated damages of 0.3% of the purchase price per month will accrue and will be payable in cash on a monthly basis, provided that in no event shall the amount of liquidated damages payable at any time to any holder of preferred shares exceed 10% of the amount of such holder’s initial investment in the private placement. According to this formula, the monthly liquidated damages to be paid would amount to $150,195 per month and the maximum payments would total $5,006,494.

Under the registration rights agreement, the Filing Deadline was February 21, 2011 and the Effectiveness Deadline has been extended from August 22, 2011 to January 31, 2012. The registration was declared effective on February 2, 2012. The investors have waived any claim for liquidated damages for the two-day delay. As of the date of issuance of these financial statements, the Company knows that it has met the deadline and has assessed the likelihood of any liquidated damages becoming payable under the registration rights agreement and believed that the likelihood was not probable. Consequently, no liability or expense was recorded as of December 31, 2011 for liquidated damages under the registration rights agreement.